Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade payables and other current liabilities [Abstract]
Trade accounts payables	$ 107,662	$ 121,527
Down payments from clients	6,466	6,153
Suppliers of concessional assets current	236	380
Liberty (see Note 16)	0	21,461
Other accounts payable	40,780	10,984
Total	$ 155,144	$ 160,505